Subsequent Events (Details) In Millions, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 JPY (¥)
Subsequent Events [Abstract]
Company's total outstanding amount on Elpida	€ 3.6	¥ 362.0
Amount collected from Elpida	€ 6.0	¥ 65.0